Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Performance obligation	$ 260,000
Percentage of remaining performance obligations	60.00%
Contract assets relate to unbilled receivables	$ 570	$ 733
Short term contract liability	$ 29,170